Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Emerging Markets Local Income Portfolio
Entity Central Index Key	0001394395
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000049877
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86% [1]
AssetsNet	$ 1,003,692,648
Holdings Count | Holding	854
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,003,692,648
# of Portfolio Holdings (including derivatives)	854
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized